                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08767
                  ---------------------------------------------

                                UBS Money Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                           Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

LIR PREMIER MONEY MARKET FUND
LIR PREMIER TAX-FREE MONEY
MARKET FUND

ANNUAL REPORT
DECEMBER 31, 2003

UBS MONEY SERIES

February 13, 2004

DEAR SHAREHOLDER,

We present you with the annual report for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund for the fiscal year ended December 31, 2003.

PERFORMANCE

Short-term interest rates remained low during the period. Thus, when the holdings in the Funds' portfolios matured, they had to be replaced with securities that offered less attractive yields. As a result, as of December 31, 2003, LIR Premier Money Market Fund's seven-day current yield, after fee waivers, was 0.20%, while its seven-day current yield on December 31, 2002 after fee waivers/expense reimbursements, was 0.59%. LIR Premier Tax-Free Money Market Fund had a seven-day current yield of 0.47%, after fee waivers/expense reimbursements, as of December 31, 2003, while its seven-day current yield on December 31, 2002, after fee waivers/expense reimbursements, was 0.77%. (For more on the Funds' performance, refer to "Performance At A Glance" on page 5.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The pace of economic growth varied widely over the fiscal year, but it clearly indicated that the long-awaited sustainable economic expansion might have arrived. At the start of the period, the Gross Domestic Product (GDP) number was a tepid 1.4%. (GDP is a widely followed measure of economic activity.) However, the combined effects of significantly higher military spending, an increase in exports and a stronger

[SIDE NOTE]

LIR PREMIER MONEY MARKET FUND

INVESTMENT GOAL:
High level of current income consistent with preservation of capital and liquidity.

PORTFOLIO MANAGERS:
Michael Markowitz and
Robert Sabatino
UBS Global Asset Management (US) Inc.

COMMENCEMENT:
May 20, 1991 (predecessor Fund)

LIR PREMIER TAX-FREE MONEY MARKET FUND

INVESTMENT GOAL:
High level of current income exempt from federal income tax consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER:
Debbie Baggett
UBS Global Asset Management (US) Inc.

COMMENCEMENT:
October 7, 1996 (predecessor Fund)

DIVIDEND PAYMENT (BOTH FUNDS):
Monthly
   manufacturing sector fueled an uptick in economic growth that led to a second-quarter 2003 GDP figure of 3.3%.

   This was followed by a third-quarter 2003 GDP figure of 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984. Consumer and business spending provided significant impetus behind this figure, as consumer spending rose 6.4%--its highest rate since 1988--while business spending surged to 14.0%. The preliminary estimate for fourth quarter GDP was 4.0%, which represented a solid gain. However, while the consensus was that this figure would be more muted than that of the third quarter, it was, nonetheless, lower than expectations.

Q. WHAT ACTIONS DID THE FEDERAL RESERVE BOARD (THE "FED") TAKE DURING THE
   PERIOD?

A. After cutting interest rates in November 2002, the Fed held the federal funds rate at 1.25% for the first six months of 2003, choosing instead to maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. Following the end of major fighting in Iraq and absent an immediate lift in the economy, the Fed began alluding to a future rate cut, citing the fact that it viewed economic weakness to be a greater risk than inflation. The move occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, when the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

   Since that time, the Fed has remained on hold. At its December 9, 2003 meeting, the Fed rationalized its position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity." It went on to state that with little inflation, interest rates could remain low for a considerable period.

Q. HOW DID YOU MANAGE THE FUNDS GIVEN THE LOW INTEREST RATE ENVIRONMENT?

A. Throughout the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Longer-term securities were used to lock in higher yields as interest rates fell, while shorter-term securities provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared to a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   In terms of security selection, we continued to emphasize quality and liquidity for both Funds. In LIR Premier Money Market Fund, this meant a continued focus on US government securities, although at a reduced level than when we last reported to you. In LIR Premier Tax-Free Money Market Fund, our focus on quality and liquidity enabled us to avoid the credit problems and downgrades that occurred in certain sectors of the municipal market. For both Funds, this strategy helped to control the Funds' weighted average maturities and to meet our liquidity requirements, which increased over the period, given the rate of share redemptions. From June 30, 2003 through December 31, 2003, LIR Premier Money Market Fund's net assets declined from $2.2 billion to $1.8 billion, while LIR Premier Tax-Free Money Market Fund's net assets declined from $139.1 million to $119.6 million.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUNDS GOING FORWARD?

A. We are fairly positive regarding the growth prospects for the economy. Consumer spending is solid, the manufacturing sector is gaining momentum, business spending is improving, and the Fed should remain accommodative. One major issue we're following closely is the job market. Even though the economy appears to be on solid footing, it has not yet triggered a steady increase in job growth. With approximately 70% of the economy driven by the consumer, continued high unemployment could hurt consumer confidence and diminish the extent of economic expansion in 2004.

   Given the current environment, we expect to continue to emphasize credit quality and liquidity within both Funds in order to meet the Funds' investment goal of providing a high level of current income (exempt from federal income tax for LIR Premier Tax-Free Money Market Fund) consistent with preservation of capital and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ Joseph A. Varnas                      /s/ Michael Markowitz

JOSEPH A. VARNAS                          MICHAEL MARKOWITZ
PRESIDENT                                 PORTFOLIO MANAGER
LIR Premier Money Market Fund             LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund    MANAGING DIRECTOR
MANAGING DIRECTOR                         UBS Global Asset Management (US) Inc.
UBS Global Asset Management (US) Inc.


/s/ Robert Sabatino                       /s/ Debbie Baggett

ROBERT SABATINO                           DEBBIE BAGGETT
PORTFOLIO MANAGER                         PORTFOLIO MANAGER
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
DIRECTOR                                  DIRECTOR
UBS Global Asset Management (US) Inc.     UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended December 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Funds. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. A prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

Performance At A Glance

LIR PREMIER MONEY MARKET FUND

YIELDS AND CHARACTERISTICS                             12/31/03     6/30/03     12/31/02
----------------------------------------------------------------------------------------
7-Day Current Yield*                                       0.20%        0.27%       0.59%
----------------------------------------------------------------------------------------
7-Day Effective Yield*                                     0.20         0.27        0.59
----------------------------------------------------------------------------------------
Weighted Average Maturity**                             46 days      51 days     51 days
----------------------------------------------------------------------------------------
Net Assets (bln)                                      $   1.766    $   2.239   $   2.122
========================================================================================

SECTOR ALLOCATION***                                   12/31/03     6/30/03     12/31/02
----------------------------------------------------------------------------------------
Commercial Paper                                           61.7%        46.7%       39.9%
----------------------------------------------------------------------------------------
U.S. Government & Agency Obligations                       26.3         38.4        39.2
----------------------------------------------------------------------------------------
Bank Obligations                                           10.2          6.0         7.6
----------------------------------------------------------------------------------------
Short-Term Corporate Obligations                            3.1          4.6         4.9
----------------------------------------------------------------------------------------
Money Market Funds                                          1.6          4.3         6.5
----------------------------------------------------------------------------------------
Repurchase Agreements                                        --           --         1.8
----------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                      (2.9)          --          --
----------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                        --           --         0.1
----------------------------------------------------------------------------------------
TOTAL                                                     100.0%       100.0%      100.0%
========================================================================================

LIR PREMIER TAX-FREE MONEY MARKET FUND

YIELDS AND CHARACTERISTICS                             12/31/03     6/30/03     12/31/02
----------------------------------------------------------------------------------------
7-Day Current Yield*                                       0.47%        0.37%       0.77%
----------------------------------------------------------------------------------------
7-Day Effective Yield*                                     0.47         0.37        0.77
----------------------------------------------------------------------------------------
Weighted Average Maturity**                             41 days      45 days     59 days
----------------------------------------------------------------------------------------
Net Assets (mm)                                       $   119.6    $   139.1   $   111.2
========================================================================================

SECTOR ALLOCATION***                                   12/31/03      6/30/03    12/31/02
----------------------------------------------------------------------------------------
Variable Rate Demand Notes                                 72.0%        69.4%       64.8%
----------------------------------------------------------------------------------------
Municipal Notes                                            20.8         20.4        30.0
----------------------------------------------------------------------------------------
Commercial Paper                                            8.2         17.0         9.3
----------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                      (1.0)        (6.8)       (4.1)
----------------------------------------------------------------------------------------
TOTAL                                                     100.0%       100.0%      100.0%
========================================================================================

* Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

LIR PREMIER MONEY MARKET FUND

Statement of Net Assets -- December 31, 2003

 PRINCIPAL
  AMOUNT                                                    MATURITY       INTEREST
   (000)                                                      DATES         RATES           VALUE
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--26.28%

                                                           03/04/04 to     0.960 to
$   150,000   U.S. Treasury Bills(1)                       04/08/04        0.995%@    $     149,687,236
-------------------------------------------------------------------------------------------------------
     20,000   Federal Farm Credit Bank                     01/02/04        1.000*            19,999,897
-------------------------------------------------------------------------------------------------------
     40,000   Federal Home Loan Bank                       01/02/04        1.030*            40,005,430
-------------------------------------------------------------------------------------------------------
     25,000   Federal Home Loan Bank                       07/02/04        1.250             25,000,000
-------------------------------------------------------------------------------------------------------
     20,000   Federal Home Loan Bank                       01/23/04        1.040@            19,987,289
-------------------------------------------------------------------------------------------------------
     50,000   Federal Home Loan Mortgage Corp.             02/19/04        1.060@            49,927,861
-------------------------------------------------------------------------------------------------------
                                                           09/13/04 to     1.300 to
     39,450   Federal Home Loan Mortgage Corp.             11/02/04        1.350             39,450,000
-------------------------------------------------------------------------------------------------------
                                                           01/09/04 to     1.060 to
     65,000   Federal National Mortgage Association        01/21/04        1.070@            64,975,717
-------------------------------------------------------------------------------------------------------
                                                           08/30/04 to     1.300 to
     55,000   Federal National Mortgage Association        09/22/04        1.470             55,000,000
-------------------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations
  (cost--$464,033,430)                                                                      464,033,430
-------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--10.19%

 BANKING-NON-U.S.--4.53%

                                                                           1.025 to
     55,000   Abbey National Treasury Services PLC         01/02/04        1.048*            54,997,752
-------------------------------------------------------------------------------------------------------
     25,000   Barclays Bank PLC                            01/02/04        1.045*            24,997,754
-------------------------------------------------------------------------------------------------------
                                                                                             79,995,506
-------------------------------------------------------------------------------------------------------
 BANKING-U.S.--5.66%

     25,000   Discover Bank                                01/06/04        1.100             25,000,000
-------------------------------------------------------------------------------------------------------
     30,000   SunTrust Bank                                01/02/04        0.990*            29,999,932
-------------------------------------------------------------------------------------------------------
     45,000   Wells Fargo Bank N.A.                        01/08/04        1.080             45,000,000
-------------------------------------------------------------------------------------------------------
                                                                                             99,999,932
-------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$179,995,438)                                          179,995,438
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--59.14%

 ASSET BACKED-AUTO & TRUCK--2.83%

     50,000   New Center Asset Trust                       02/18/04        1.090             49,927,333
-------------------------------------------------------------------------------------------------------
 ASSET BACKED-BANKING-U.S.--2.82%

                                                                           1.080 to
     50,000   Atlantis One Funding Corp.                   03/08/04        1.090             49,898,942
-------------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                    MATURITY       INTEREST
   (000)                                                      DATES         RATES           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER @--(CONTINUED)

 ASSET BACKED-MISCELLANEOUS--18.78%

$    45,000   Amsterdam Funding Corp.                      01/07/04        1.090%     $      44,991,825
-------------------------------------------------------------------------------------------------------
                                                                           1.080 to
     46,260   Falcon Asset Securitization Corp.            01/30/04        1.090             46,219,399
-------------------------------------------------------------------------------------------------------
     45,000   Giro Multi-Funding Corp.                     02/17/04        1.090             44,935,963
-------------------------------------------------------------------------------------------------------
     25,000   Grampian Funding LLC                         01/14/04        1.100             24,990,069
-------------------------------------------------------------------------------------------------------
     15,000   Kittyhawk Funding                            01/23/04        1.090             14,990,008
-------------------------------------------------------------------------------------------------------
                                                           01/12/04 to
     11,840   Preferred Receivables Funding Corp.          01/22/04        1.080             11,834,143
-------------------------------------------------------------------------------------------------------
     12,000   Receivables Capital Corp.                    01/16/04        1.080             11,994,600
-------------------------------------------------------------------------------------------------------
     20,000   Thunderbay Funding                           02/11/04        1.080             19,975,400
-------------------------------------------------------------------------------------------------------
                                                           01/06/04 to     1.090 to
     44,960   Triple A One Funding                         01/12/04        1.100             44,950,053
-------------------------------------------------------------------------------------------------------
                                                           01/05/04 to     1.080 to
     50,000   Variable Funding Capital Corp.               01/08/04        1.090             49,991,722
-------------------------------------------------------------------------------------------------------
     16,799   Yorktown Capital LLC                         01/20/04        1.080             16,789,425
-------------------------------------------------------------------------------------------------------
                                                                                            331,662,607
-------------------------------------------------------------------------------------------------------
 BANKING-NON-U.S.--13.97%

     50,000   Alliance & Leicester PLC                     01/14/04        1.090             49,980,319
-------------------------------------------------------------------------------------------------------
              Caisse Nationale des
     35,000   Caisses d'Epargne et de Prevoyance           02/03/04        1.030             34,966,954
-------------------------------------------------------------------------------------------------------
     37,000   Depfa Bank PLC                               03/12/04        1.100             36,919,731
-------------------------------------------------------------------------------------------------------
     35,000   HBOS Treasury Services PLC                   02/02/04        1.080             34,966,400
-------------------------------------------------------------------------------------------------------
                                                           01/06/04 to     1.080 to
     45,000   Nationwide Building Society                  01/07/04        1.100             44,992,989
-------------------------------------------------------------------------------------------------------
     45,000   Svenska Handelsbanken                        02/05/04        1.080             44,952,750
-------------------------------------------------------------------------------------------------------
                                                                                            246,779,143
-------------------------------------------------------------------------------------------------------
 BANKING-U.S.--11.88%

     40,000   Dexia Delaware LLC                           10/06/04        1.080             39,994,000
-------------------------------------------------------------------------------------------------------
                                                           01/07/04 to     1.050 to
     45,000   Nordea North America, Inc.                   01/29/04        1.080             44,979,167
-------------------------------------------------------------------------------------------------------
     45,000   San Paolo IMI U.S. Financial Co.             02/12/04        1.070             44,943,825
-------------------------------------------------------------------------------------------------------
     45,000   Societe Generale North America, Inc.         03/01/04        1.060             44,920,500
-------------------------------------------------------------------------------------------------------
     35,000   Westpac Capital Corp.                        04/08/04        1.090             34,896,147
-------------------------------------------------------------------------------------------------------
                                                                                            209,733,639
-------------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                    MATURITY       INTEREST
   (000)                                                      DATES         RATES           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER @--(CONCLUDED)

 BROKERAGE--2.66%

                                                           01/06/04 to     1.020 to
 $   47,000   Merrill Lynch & Co., Inc.                    01/12/04        1.030%     $      46,990,746
-------------------------------------------------------------------------------------------------------
 CONSUMER PRODUCTS--1.13%

     20,000   Household Finance Corp.                      01/12/04        1.090             19,993,339
-------------------------------------------------------------------------------------------------------
 FINANCE-NONCAPTIVE CONSUMER--1.70%

     30,000   General Electric Capital Corp.               03/16/04        1.080             29,932,500
-------------------------------------------------------------------------------------------------------
 METALS & MINING--2.41%

                                                           01/09/04 to
     42,500   Rio Tinto America, Inc.                      01/20/04        1.070             42,478,451
-------------------------------------------------------------------------------------------------------
 UTILITIES-OTHER--0.96%

     17,000   RWE AG                                       01/26/04        1.100             16,987,014
-------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$1,044,383,714)                                             1,044,383,714
-------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--3.12%

 ENERGY-INTEGRATED--1.13%

     20,000   BP Capital Markets PLC                       01/02/04        1.045*            20,000,000
-------------------------------------------------------------------------------------------------------
 FINANCE-CAPTIVE AUTOMOTIVE--1.13%

     20,000   Toyota Motor Credit Corp.                    03/23/04        1.105*            20,000,000
-------------------------------------------------------------------------------------------------------
 FINANCE-NONCAPTIVE CONSUMER--0.86%

     15,000   General Electric Capital Corp.               01/09/04        1.250*            15,000,000
-------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
   (cost--$55,000,000)                                                                       55,000,000
-------------------------------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                    MATURITY       INTEREST
   (000)                                                      DATES         RATES           VALUE
-------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--1.29%
-------------------------------------------------------------------------------------------------------
     11,000   AIM Liquid Assets Portfolio                  01/02/04        0.960%     $      10,999,695
-------------------------------------------------------------------------------------------------------
              BlackRock Provident Institutional
     11,803    TempFund                                    01/02/04        0.936             11,803,360
-------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$22,803,055)                                                 22,803,055
=======================================================================================================

 PRINCIPAL
  AMOUNT
   (000)
----------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--2.89%

COMMERCIAL PAPER@--2.55%

 BANKING-U.S.--2.55%

              CBA (Delaware) Finance, Inc.
$    45,000    (cost--$44,985,288)                         01/12/04        1.070             44,985,288
=======================================================================================================

 NUMBER OF
  SHARES
   (000)
----------
MONEY MARKET FUND+--0.34%

              UBS Private Money Market Fund LLC
      6,067    (cost--$6,067,325)                          01/02/04        1.022              6,067,325
=======================================================================================================
Total Investments of Cash Collateral from
 Securities Loaned (cost--$51,052,613)                                                       51,052,613
=======================================================================================================
Total Investments (cost--$1,817,268,250
 which approximates cost for federal income
 tax purposes)--102.91%                                                                   1,817,268,250
-------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(2.91)%                                              (51,339,557)
-------------------------------------------------------------------------------------------------------
Net Assets (applicable to 1,765,899,592 shares of
 beneficial interest outstanding equivalent to
 $1.00 per share)--100.00%                                                            $   1,765,928,693
=======================================================================================================

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 2003, and reset periodically.
@    Interest rates shown are the discount rates at date of purchase.
(1)  Security, or portion thereof, was on loan at December 31, 2003.
+    Interest rates shown reflect yield at December 31, 2003.

                      Weighted average maturity -- 46 days
                 See accompanying notes to financial statements

LIR PREMIER TAX-FREE MONEY MARKET FUND

STATEMENTS OF NET ASSETS -- DECEMBER 31, 2003

 PRINCIPAL
  AMOUNT                                                    MATURITY       INTEREST
   (000)                                                      DATES         RATES           VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--92.86%

 ALABAMA--0.84%

              Mobile Alabama Industrial Development
               Board, Dock and Wharf Revenue,
 $    1,000   Series B (Holnam, Inc. Project)                   A          1.100%     $       1,000,000
-------------------------------------------------------------------------------------------------------
 ARIZONA--1.67%

              Pima County Industrial Development
               Authority Revenue (Tucson Electric
      1,500    Light & Power Improvements)                      A          1.150              1,500,000
-------------------------------------------------------------------------------------------------------
              Pinal County Pollution Control Revenue,
        500    Series A (Newmont Mining Corp.)                  A          1.300                500,000
-------------------------------------------------------------------------------------------------------
                                                                                              2,000,000
=======================================================================================================
 CALIFORNIA--0.92%

              California State Department of Water
               Resources Power Supply Revenue,
      1,100    Series C-4                                       A          1.250              1,100,000
-------------------------------------------------------------------------------------------------------
 COLORADO--6.36%

              Colorado E 470 Public Highway
               Authority Revenue
      1,115    (Vehicle Registration Fee)                       A          1.120              1,115,000
-------------------------------------------------------------------------------------------------------
              Colorado Housing & Finance Authority,
               Multi-Family Housing Revenue,
      1,490    Series A-1 (Class III)                           A          1.250              1,490,000
-------------------------------------------------------------------------------------------------------
              Colorado Regional Transportation
               District Certificates of Participation,
      2,000    Series A (Transit Vehicles Project)              A          1.220              2,000,000
-------------------------------------------------------------------------------------------------------
              Denver Colorado City & County
               Certificates of Participation Refunding
      3,000    (Wellington E Web-C1)                            A          1.120              3,000,000
-------------------------------------------------------------------------------------------------------
                                                                                              7,605,000
=======================================================================================================
 CONNECTICUT--2.68%

              Connecticut State Health & Educational
               Facilities Authority Revenue,
      1,905    Series B (Ascension Health Credit)               A          1.070              1,905,000
-------------------------------------------------------------------------------------------------------
              Connecticut State Health & Educational
               Facilities Authority Revenue,
      1,300    Series U (Yale University)                       A          1.250              1,300,000
-------------------------------------------------------------------------------------------------------
                                                                                              3,205,000
=======================================================================================================

 PRINCIPAL
  AMOUNT                                                    MATURITY       INTEREST
   (000)                                                      DATES         RATES           VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

 DISTRICT OF COLUMBIA--3.01%

              District of Columbia (Multi-Modal),
 $    3,600    Series B                                         A          1.250%     $       3,600,000
-------------------------------------------------------------------------------------------------------
 FLORIDA--2.17%

              Tampa Florida Occupational License
      2,600    Tax Revenue, Series B                            A          1.060              2,600,000
-------------------------------------------------------------------------------------------------------
 GEORGIA--7.59%

              Clayton County Housing Authority,
               Multi-Family Housing Revenue
      1,405    (Villa Rouge Apartments)                         A          1.040              1,405,000
-------------------------------------------------------------------------------------------------------
              De Kalb Private Hospital Authority
               Revenue Anticipation Certificates
      1,750    (Eagleston Children's Health Center)             A          1.100              1,750,000
-------------------------------------------------------------------------------------------------------
              Fulco Georgia Hospital Authority
               Revenue Anticipation Certificates
      1,200    (Shepherd Center, Inc. Project)                  A          1.100              1,200,000
-------------------------------------------------------------------------------------------------------
              Fulton County Housing Authority,
               Mutil-Family Housing Revenue
      2,000    Refunding (Spring Creek Crossing)                A          1.150              2,000,000
-------------------------------------------------------------------------------------------------------
              Municipal Electric Authority Georgia,
      1,425    Sub-Series E (Project One)                       A          1.120              1,425,000
-------------------------------------------------------------------------------------------------------
              Savannah County Economic
              Development Authority Revenue
              (YMCA of Coastal Georgia, Inc.
      1,300   Project)                                          A          1.250              1,300,000
-------------------------------------------------------------------------------------------------------
                                                                                              9,080,000
=======================================================================================================
 IDAHO--2.51%

              Idaho Health Facilities Authority
               Revenue (St. Lukes Regional Medical
      2,000    Center Project)                                  A          1.320              2,000,000
-------------------------------------------------------------------------------------------------------
      1,000   Idaho State Tax Anticipation Notes            06/30/04       2.000              1,005,886
-------------------------------------------------------------------------------------------------------
                                                                                              3,005,886
=======================================================================================================
 ILLINOIS--7.12%

              Chicago Metropolitan Water
               Reclaimation District, Series E (Capital
      2,250    Improvements)                                    A          1.150              2,250,000
-------------------------------------------------------------------------------------------------------
              Chicago O'Hare International Airport
      1,370    Revenue, Series C (General Airport)              A          1.150              1,370,000
-------------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                    MATURITY       INTEREST
   (000)                                                      DATES         RATES           VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

              Illinois Development Finance Authority
 $    1,300    Revenue (Chicago Commons Project)                A          1.250%     $       1,300,000
-------------------------------------------------------------------------------------------------------
              Illinois Development Finance Authority
               Revenue, Pollution Control Revenue
      1,800    (A.E. Staley Manufacturing Co. Project)          A          1.060              1,800,000
-------------------------------------------------------------------------------------------------------
              Illinois Educational Facilities Authority
               Revenue, Series CP-1 (DePaul
      1,800    University)                                      A          1.150              1,800,000
-------------------------------------------------------------------------------------------------------
                                                                                              8,520,000
=======================================================================================================
 INDIANA--1.69%

              Indiana Municipal Power Supply
      1,000    Systems Revenue Refunding, Series A              A          1.100              1,000,000
-------------------------------------------------------------------------------------------------------
              Indianapolis Indiana Local Public
      1,025    Improvement Bond, Series F                  01/08/04        1.250              1,025,072
-------------------------------------------------------------------------------------------------------
                                                                                              2,025,072
=======================================================================================================
 IOWA--0.84%

              Iowa State Revenue (Primary Road
      1,000    Funding) Revenue Anticipation Notes         06/30/04        2.000              1,004,965
-------------------------------------------------------------------------------------------------------
 KANSAS--1.16%

              Lawrence Temporary Notes,
      1,375    Series 2003-II                              10/01/04        2.000              1,383,936
-------------------------------------------------------------------------------------------------------
 KENTUCKY--1.31%

              Breckinridge County Lease Program
               Revenue, Series A (Kentucky
      1,570    Association County Leasing Trust)                A          1.300              1,570,000
-------------------------------------------------------------------------------------------------------
 LOUISIANA--0.17%

              Louisiana Public Facilities Authority
               Revenue, Industrial Development,
         200   (Kenner Hotel Ltd.)                              A          1.260                200,000
-------------------------------------------------------------------------------------------------------
 MASSACHUSETTS--1.69%

              Massachusetts Health and Educational
               Facilities Authority Revenue,
         20    Series D (Capital Assets Program)                A          1.260                 20,000
-------------------------------------------------------------------------------------------------------
              Natick Massachusetts Bond
      2,000   Anticipation Notes                           04/30/04        2.000              2,005,852
-------------------------------------------------------------------------------------------------------
                                                                                              2,025,852
=======================================================================================================

 PRINCIPAL
  AMOUNT                                                    MATURITY     INTEREST
   (000)                                                      DATES        RATES            VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

 MICHIGAN--1.26%

              Michigan Housing Authority Revenue,
 $    1,505    Single Family, Series 2000A                      A          1.250%     $       1,505,000
-------------------------------------------------------------------------------------------------------
 MINNESOTA--1.68%

              Minneapolis Special School District No.1,
               Series B (AID Anticipation Certificates
      2,000    Indebtedness)                                08/06/04       1.750              2,009,059
-------------------------------------------------------------------------------------------------------
 MISSOURI--2.84%

              Missouri Health & Educational Facility
               Authority, Health Facility Revenue
      1,000    (Cox Health Systems)                             A          1.350              1,000,000
-------------------------------------------------------------------------------------------------------
              St. Charles County Industrial
               Development Authority Revenue
      1,400    (Remington Apartment's Project)                  A          1.230              1,400,000
-------------------------------------------------------------------------------------------------------
              University of Missouri Revenue,
      1,000    Series B (System Facilities)                     A          1.300              1,000,000
-------------------------------------------------------------------------------------------------------
                                                                                              3,400,000
=======================================================================================================
 NEBRASKA--1.09%

              Nebraska Help, Inc. Revenue,
      1,300    Series E (Multiple Mode Student Loan)            A          1.200              1,300,000
-------------------------------------------------------------------------------------------------------
 NEVADA--1.90%

              Clark County Airport Improvement
      2,270    Revenue, Sub-Lien, Series A-1                    A          1.060              2,270,000
-------------------------------------------------------------------------------------------------------
 NEW YORK--4.26%

              New York State Local Government
               Assistance Corp. Refunding, Sub Lien,
      3,100    Series A-5V                                      A          1.100              3,100,000
-------------------------------------------------------------------------------------------------------
              Triborough Bridge & Tunnel Authority,
      2,000    Series C (General Purpose)                       A          1.080              2,000,000
-------------------------------------------------------------------------------------------------------
                                                                                              5,100,000
=======================================================================================================
 NORTH CAROLINA--1.20%

              North Carolina, Series A
      1,435    (Public Improvement)                             A          1.080              1,435,000
-------------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                    MATURITY     INTEREST
   (000)                                                      DATES        RATES            VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

 OHIO--2.51%

              Cincinnati Ohio City School District
 $    2,000    Bond Anticipation Notes                      01/20/04       1.300%     $       2,000,463
-------------------------------------------------------------------------------------------------------
              Princeton Ohio City School District
      1,000    Bond Anticipation Notes                      01/15/04       1.350              1,000,170
-------------------------------------------------------------------------------------------------------
                                                                                              3,000,633
=======================================================================================================
 OKLAHOMA--2.42%

              Oklahoma City Industrial & Cultural
               Facilities Revenue (Oklahoma City
      1,400    University Project)                              A          1.100              1,400,000
-------------------------------------------------------------------------------------------------------
              Tulsa County Industrial Authority
               Revenue, Series A
      1,500    (First Mortgage-Montereau)                       A          1.300              1,500,000
-------------------------------------------------------------------------------------------------------
                                                                                              2,900,000
-------------------------------------------------------------------------------------------------------
 OREGON--1.68%

              Multnomah County Tax & Revenue
      2,000    Anticipation Notes                           06/30/04       1.750              2,008,331
-------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--5.92%

              Bucks County Industrial Development
      1,600    Authority Revenue (SHV Real Estate)              A          1.150              1,600,000
-------------------------------------------------------------------------------------------------------
              Delaware County Hospital Revenue
      2,915    (Crozer-Chester Medical Center)                  A          1.250              2,915,000
-------------------------------------------------------------------------------------------------------
              Philadelphia Hospital and Higher
               Education Facility Authority Revenue
      1,095    (Children's Hospital Project-B)                  A          1.300              1,095,000
-------------------------------------------------------------------------------------------------------
              Philadelphia Hospital and Higher
               Education Facility Authority Revenue
      1,470    (Health System-Jefferson-B)                      A          1.200              1,470,000
-------------------------------------------------------------------------------------------------------
                                                                                              7,080,000
=======================================================================================================
 RHODE ISLAND--0.84%

              Warwick Rhode Island Bond
      1,000    Anticipation Notes                           01/21/04       1.500              1,000,341
-------------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                    MATURITY     INTEREST
   (000)                                                      DATES        RATES            VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

 SOUTH CAROLINA--2.52%

              Chesterfield County School District
 $    2,000    Bond Anticipation Notes                      09/24/04       2.000%     $       2,012,985
-------------------------------------------------------------------------------------------------------
              Spartanburg County School District
      1,000     Bond Anticipation Notes, Series B           05/13/04       2.000              1,003,198
-------------------------------------------------------------------------------------------------------
                                                                                              3,016,183
=======================================================================================================
 TENNESSEE--1.70%

              Metropolitan Government Nashville &
               Davidson County, Health &
               Educational Facility Authority Revenue,
      2,040    Series A (Vanderbilt University)                 A          1.220              2,040,000
-------------------------------------------------------------------------------------------------------
 TEXAS--10.47%

              Angelina & Neches River Authority,
               Texas Industrial Development Solid
               Waste Revenue (Westvac TEEC
      1,200    Inc.-1984 C)                                     A          1.300              1,200,000
-------------------------------------------------------------------------------------------------------
              Austin County Industrial Development
               Corp., Industrial Development Revenue
      1,000    (Justin Industrials, Inc. Project)               A          1.100              1,000,000
-------------------------------------------------------------------------------------------------------
              Guadalupe-Blanco River Authority
               Pollution Control Revenue (Central
      1,800    Power & Light Co. Project)                       A          1.300              1,800,000
-------------------------------------------------------------------------------------------------------
              Gulf Coast Waste Disposal Authority
               Environmental Improvement Revenue
      2,000    (Amoco Oil Co. Project)                          A          1.050              2,000,000
-------------------------------------------------------------------------------------------------------
              Harris County Industrial Development
               Corp. Revenue (Bay Tank Houston, Inc.
      1,500    Project)                                         A          1.150              1,500,000
-------------------------------------------------------------------------------------------------------
              Houston Tax & Revenue
      1,000    Anticipation Notes                           06/30/04       1.750              1,003,422
-------------------------------------------------------------------------------------------------------
              Red River Pollution Control Revenue
      1,000    (Southwestern Public Service)                    A          1.250              1,000,000
-------------------------------------------------------------------------------------------------------
              Texas State Tax & Revenue
      3,000    Anticipation Notes                           08/31/04       2.000              3,016,877
-------------------------------------------------------------------------------------------------------
                                                                                             12,520,299
=======================================================================================================

 PRINCIPAL
  AMOUNT                                                    MATURITY     INTEREST
   (000)                                                      DATES        RATES            VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

 UTAH--0.84%

              Davis County School District Tax
 $    1,000    Anticipation Notes                           06/30/04       1.500%     $       1,002,738
-------------------------------------------------------------------------------------------------------
 VERMONT--0.84%

              Vermont Educational and Health
               Buildings Financing Agency Revenue
      1,000    (Middlebury College Project A)               05/01/04       1.150              1,000,000
-------------------------------------------------------------------------------------------------------
 VIRGINIA--1.84%

              Loudoun County Industrial
               Development Authority Residential
               Care Facilities Revenue (Falcons
      1,170    Landing Project)                                 A          1.100              1,170,000
-------------------------------------------------------------------------------------------------------
              Roanoke Virginia Industrial
               Development Authority Hospital
               Refunding, Series C (Carilon
      1,035    Health System)                                   A          1.180              1,035,000
-------------------------------------------------------------------------------------------------------
                                                                                              2,205,000
=======================================================================================================
 WASHINGTON--5.32%
              Energy Northwest Electric Revenue
      2,000    Refunding, Series D-2 (Project No.3)             A          1.070              2,000,000
-------------------------------------------------------------------------------------------------------
              Snohmoish County School District,
      1,400    Series B                                     06/01/04       5.000              1,422,130
-------------------------------------------------------------------------------------------------------
              Tulalip Tribes of the Tulalip Reservation
      1,000    Special Revenue                                  A          1.300              1,000,000
-------------------------------------------------------------------------------------------------------
      1,945   Washington State, GO, Series 96B                  A          1.000              1,945,000
-------------------------------------------------------------------------------------------------------
                                                                                              6,367,130
=======================================================================================================
Total Municipal Bonds and Notes
  (cost--$111,085,425)                                                                      111,085,425
-------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--8.15%

 ARIZONA--2.09%

              City of Phoenix (Civic Improvement            01/20/04 to
      2,500    Corp. Water System)                          01/22/04       1.060              2,500,000
-------------------------------------------------------------------------------------------------------
 ILLINOIS--0.83%

              Illinois Educational Facilities Authority
      1,000    Revenue (Field Museum)                       02/24/04       1.050              1,000,000
=======================================================================================================

 PRINCIPAL
  AMOUNT                                                    MATURITY     INTEREST
   (000)                                                      DATES        RATES            VALUE
-------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

 MICHIGAN--0.84%

              Michigan State Regents of the
 $    1,000    University of Michigan                       01/20/04       1.080%     $       1,000,000
-------------------------------------------------------------------------------------------------------
 NEW YORK--1.46%

              Port Authority of New York and
      1,750    New Jersey                                   01/02/04       1.290*             1,750,000
-------------------------------------------------------------------------------------------------------
 PUERTO RICO--2.51%

              Puerto Rico Commonwealth
      3,000    Government Development Bank                  03/11/04       1.080              3,000,000
-------------------------------------------------------------------------------------------------------
 TENNESSEE--0.42%

              Shelby County Tennessee Health
        500    Educational                                  01/23/04       1.150                500,000
-------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper
  (cost--$9,750,000)                                                                          9,750,000
-------------------------------------------------------------------------------------------------------
Total Investments (cost--$120,835,425 which
  approximates cost for federal tax
  purposes)--101.01%                                                                        120,835,425
-------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.01)%                                               (1,211,436)
-------------------------------------------------------------------------------------------------------
Net Assets (applicable to 119,616,635 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                           $     119,623,989
=======================================================================================================

* Variable rate security--Maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of December 31, 2003, and resets periodically.
A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of December 31, 2003, and reset periodically.
GO   General Obligation.

                      Weighted average maturity -- 41 days

                 See accompanying notes to financial statements

UBS MONEY SERIES

STATEMENT OF OPERATIONS

                                                                                 FOR THE
                                                                               YEAR ENDED
                                                                            DECEMBER 31, 2003
                                                                     ------------------------------
                                                                                       LIR PREMIER
                                                                      LIR PREMIER        TAX-FREE
                                                                     MONEY MARKET      MONEY MARKET
                                                                         FUND              FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                             $  26,556,895    $   1,493,685
---------------------------------------------------------------------------------------------------
EXPENSES:
Distribution and service fees                                           13,266,775          831,018
---------------------------------------------------------------------------------------------------
Investment advisory and administration fees                              4,422,258          277,006
---------------------------------------------------------------------------------------------------
Transfer agency and related services fees                                1,085,682           35,805
---------------------------------------------------------------------------------------------------
State registration                                                         579,136          101,831
---------------------------------------------------------------------------------------------------
Insurance expense                                                          344,076           21,438
---------------------------------------------------------------------------------------------------
Custody and accounting                                                     221,113           13,850
---------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                        189,014            9,340
---------------------------------------------------------------------------------------------------
Professional fees                                                          104,434           52,728
---------------------------------------------------------------------------------------------------
Trustees' fees                                                              30,264            7,315
---------------------------------------------------------------------------------------------------
Other expenses                                                              23,379           16,307
---------------------------------------------------------------------------------------------------
                                                                        20,266,131        1,366,638
---------------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by
  service providers                                                       (365,936)        (424,848)
---------------------------------------------------------------------------------------------------
Net expenses                                                            19,900,195          941,790
---------------------------------------------------------------------------------------------------
Net investment income                                                    6,656,700          551,895
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                  736               --
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $   6,657,436    $     551,895
---------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS MONEY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                         LIR PREMIER MONEY MARKET FUND
                                                                     --------------------------------------
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                     --------------------------------------
                                                                           2003                  2002
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $      6,656,700      $     23,056,676
-----------------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                     736               684,015
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        6,657,436            23,740,691
-----------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                      (6,656,700)          (23,056,676)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  beneficial interest transactions                                       (355,870,774)           79,622,474
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    (355,870,038)           80,306,489
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                       2,121,798,731         2,041,492,242
-----------------------------------------------------------------------------------------------------------
End of year                                                          $  1,765,928,693      $  2,121,798,731
===========================================================================================================

                                                                     LIR PREMIER TAX-FREE MONEY MARKET FUND
                                                                     --------------------------------------
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                     --------------------------------------
                                                                            2003                  2002
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $        551,895      $        972,039
-----------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                        (551,895)             (972,039)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  beneficial interest transactions                                          8,399,172           (21,686,223)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                       8,399,172           (21,686,223)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                         111,224,817           132,911,040
-----------------------------------------------------------------------------------------------------------
End of year                                                          $    119,623,989      $    111,224,817
===========================================================================================================

                 See accompanying notes to financial statements

UBS MONEY SERIES

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Money Series (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company; the Trust was organized as a Delaware statutory trust on April 29, 1998. The Trust operates as a series mutual fund with six funds: LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), UBS Select Money Market Fund, UBS Select Treasury Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund are not included herein. UBS Select Treasury Fund had not commenced operations as of the date of this report.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME-- Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The LIR Premier Money Market Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The LIR Premier Money Market Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the LIR Premier Money Market Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the LIR Premier Money Market Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the LIR Premier Money Market Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The LIR Premier Money Market Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of each Fund. In accordance with the Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of each Fund's average daily net assets. At December 31, 2003, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed UBS Global AM $319,776 and $23,874, respectively, in investment advisory and administration fees.

During the year ended December 31, 2003, UBS Global AM (and in the case of LIR Premier Tax-Free Money Market Fund, Correspondent Services Corporation ("CSC"), formerly an affiliate of UBS Global AM) reimbursed a portion of the expenses and/or waived fees, when necessary, to maintain each Fund's total annual operating expenses at a level that did not exceed 0.90% and 0.68% of the Fund's average daily net assets for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively. For the year ended December 31, 2003, UBS Global AM reimbursed $365,936 and $189,393 in expenses incurred by the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively; reimbursed expenses, but not waived fees, are subject to repayment through December 31, 2006. At December 31, 2003, UBS Global AM owed $86,618 and $21,941, respectively, for fee waivers and/or expense reimbursements to LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.

At December 31, 2003, expenses previously reimbursed by UBS Global AM may be subject to repayment to UBS Global AM as follows, including the respective dates of expiration:

                                   EXPENSE REIMBURSEMENTS        EXPIRES        EXPIRES        EXPIRES
                                    SUBJECT TO REPAYMENT          2004           2005           2006
---------------------------------------------------------------------------------------------------------
LIR Premier Money Market Fund         $     1,626,024         $  1,260,088              --   $    365,936
---------------------------------------------------------------------------------------------------------
LIR Premier Tax-Free Money
  Market Fund                                 751,595              326,862   $     235,340        189,393
=========================================================================================================

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, each Fund pays CSC a monthly distribution and service fee at an annual rate of 0.60% of the average daily net assets of each Fund. CSC uses the amounts that it receives under the Distribution Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of the Funds. CSC also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of Fund shares and (2) offset each Fund's marketing costs, including related overhead expenses. At December 31, 2003, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed CSC $959,328 and $71,650, in distribution and service fees, respectively. CSC is currently waiving 0.17% of the LIR Premier Tax-Free Money Market Fund's distribution and service fees. At December 31, 2003, CSC owed $20,301 for fee waivers to the LIR Premier Tax-Free Money Market Fund. For the year ended December 31, 2003, CSC waived $235,455 in distribution and service fees to the LIR Premier Tax-Free Money Market Fund.

SECURITIES LENDING

The LIR Premier Money Market Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The LIR Premier Money Market Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the LIR Premier Money Market Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The LIR Premier Money Market Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the LIR Premier Money Market Fund's securities lending program. For the year ended December 31, 2003, the LIR Premier Money Market Fund earned $40,957 for lending securities, and UBS Financial Services Inc. or UBS Securities LLC earned $13,774 in compensation as its lending agent. At December 31, 2003, the LIR Premier Money Market Fund owed UBS Securities LLC $1,470 in compensation.

At December 31, 2003, the LIR Premier Money Market Fund had securities on loan having a market value of $99,804,050. The LIR Premier Money Market Fund's custodian held cash collateral investments having an aggregate value of $51,052,613 as collateral for portfolio securities loaned. The LIR Premier Money Market Fund's custodian also held U.S. government securities having an aggregate value of $51,334,429 as collateral for portfolio securities loaned as follows:

 PRINCIPAL
  AMOUNT                                                    MATURITY     INTEREST
   (000)                                                      DATES        RATES            VALUE
-------------------------------------------------------------------------------------------------------
$    23,500   Federal Home Loan Bank                        08/15/06       5.250%     $      25,555,968
-------------------------------------------------------------------------------------------------------
     17,500   Federal Home Loan Mortgage Corp.              09/15/10       6.875             20,647,410
-------------------------------------------------------------------------------------------------------
      4,700   Federal National Mortgage Association         05/15/29       6.250              5,131,051
-------------------------------------------------------------------------------------------------------
                                                                                      $      51,334,429
=======================================================================================================

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At December 31, 2003, the Funds had the following liabilities outstanding:

                                                                  PAYABLE FOR      OTHER
                                      PAYABLE TO      DIVIDEND    INVESTMENTS     ACCRUED
                                       CUSTODIAN      PAYABLE      PURCHASED     EXPENSES*
-------------------------------------------------------------------------------------------
LIR Premier Money Market Fund                  --   $    73,744            --   $   405,891
-------------------------------------------------------------------------------------------
LIR Premier Tax-Free Money
  Market Fund                         $     1,194        13,612   $ 2,250,000        57,586
===========================================================================================

----------
* Excludes investment advisory and administration fees as well as distribution and service fees.

At December 31, 2003, the Funds had the following components of net assets:

                                                                  ACCUMULATED NET
                                                  ACCUMULATED      REALIZED GAIN
                                                PAID IN CAPITAL        (LOSS)          NET ASSETS
---------------------------------------------------------------------------------------------------
LIR Premier Money Market Fund                   $ 1,765,927,957   $           736   $ 1,765,928,693
---------------------------------------------------------------------------------------------------
LIR Premier Tax-Free Money Market Fund              119,616,703             7,286       119,623,989
===================================================================================================

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all net investment income, realized capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the LIR Premier Money Market Fund during the fiscal years ended December 31, 2003 and December 31, 2002 was ordinary income. The tax character of distributions paid to shareholders by the LIR Premier Tax-Free Money Market Fund during the fiscal years ended December 31, 2003 and December 31, 2002 was tax-exempt income.

At December 31, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes for both Funds.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                FOR THE              FOR THE
                                                               YEAR ENDED           YEAR ENDED
                                                           DECEMBER 31, 2003    DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------
LIR PREMIER MONEY MARKET FUND:

Shares sold                                                    9,917,376,380        9,069,456,552
-------------------------------------------------------------------------------------------------
Shares repurchased                                           (10,279,649,321)      (9,013,523,705)
-------------------------------------------------------------------------------------------------
Dividends reinvested                                               6,402,167           23,689,627
-------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                   (355,870,774)          79,622,474
-------------------------------------------------------------------------------------------------
LIR PREMIER TAX-FREE MONEY MARKET FUND:

Shares sold                                                      582,806,884          476,700,704
-------------------------------------------------------------------------------------------------
Shares repurchased                                              (574,933,072)        (499,393,157)
-------------------------------------------------------------------------------------------------
Dividends reinvested                                                 525,360            1,006,230
-------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                      8,399,172          (21,686,223)
=================================================================================================

LIR PREMIER MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------
                                          2003            2002            2001           2000#            1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                    0.003           0.011           0.036           0.055           0.043
--------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                     (0.003)         (0.011)         (0.036)         (0.055)         (0.043)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR                      $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN(1)                               0.30%           1.07%           3.62%           5.62%           4.40%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                  $ 1,765,929     $ 2,121,799     $ 2,041,492     $ 2,126,119     $ 1,778,330
--------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of
  waivers/reimbursements
  from and recoupments
  to affiliates                           0.90%           0.90%           0.90%           0.90%           0.92%
--------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, before
  waivers/reimbursements
  from and recoupments
  to affiliates                           0.92%           0.89%+          0.96%           0.95%           1.03%
--------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, net of
  waivers/reimbursements
  from and recoupments
  to affiliates                           0.30%           1.05%           3.58%           5.48%           4.32%
--------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, before
  waivers/reimbursements
  from and recoupments
  to affiliates                           0.28%           1.06%+          3.52%           5.43%           4.21%
==============================================================================================================

# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.

+ For the year ended December 31, 2002, the investment advisor was reimbursed for expenses previously paid by the investment advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.90%.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------
                                          2003            2002            2001           2000#            1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                    0.004           0.008           0.020           0.034           0.025
--------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                     (0.004)         (0.008)         (0.020)         (0.034)         (0.025)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR                      $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN(1)                               0.40%           0.78%           2.06%           3.45%           2.53%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                  $   119,624     $   111,225     $   132,911     $   134,353     $   109,701
--------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of
  waivers/reimbursements
  from service providers                  0.68%           0.68%           0.68%           0.69%           0.74%
--------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, before
  waivers/reimbursements
  from service providers                  0.99%           1.04%           1.09%           0.98%           1.05%
--------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, net
  of waivers/reimbursements
  from service providers                  0.40%           0.77%           2.03%           3.38%           2.50%
--------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, before
  waivers/reimbursements
  from service providers                  0.09%           0.41%           1.62%           3.09%           2.19%
==============================================================================================================

# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

UBS MONEY SERIES

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of
UBS Money Series

We have audited the accompanying statements of net assets for the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (two of the Series comprising the UBS Money Series), as of December 31, 2003, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999, was audited by another auditor whose report dated January 28, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund at December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP


New York, New York
February 6, 2004

UBS MONEY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Funds' operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Trust, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Trust's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                                 TERM OF
                                               OFFICE+ AND
                               POSITION(S)      LENGTH OF
     NAME, ADDRESS,             HELD WITH         TIME                 PRINCIPAL OCCUPATION(S)
        AND AGE                   TRUST          SERVED                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;       Trustee           Since 1998    Mrs. Alexander is retired. She was an
57                                                           executive vice president of UBS Financial
                                                             Services Inc. (March 1984 to December 2002).
                                                             She was chief executive officer (from January
                                                             1995 to October 2000), a director (from
                                                             January 1995 to September 2001) and chairman
                                                             (from March 1999 to September 2001) of UBS
                                                             Global AM (formerly known as Mitchell
                                                             Hutchins Asset Management Inc.).

Brian M. Storms*++;          Trustee           Since 2003    Mr. Storms is chief executive officer of UBS
49                           and                             Global Asset Management--Americas region
                             Chairman                        (since July 2002). Mr. Storms was chief
                             of the                          executive officer, president and/or chief
                             Board of                        operating officer of UBS Global AM and
                             Trustees                        certain affiliated asset management companies
                                                             from 1999 to July 2002. He was president of
                                                             Prudential Investments (1996-1999).

                                                   NUMBER OF
     NAME, ADDRESS,                       PORTFOLIOS IN FUND COMPLEX                            OTHER DIRECTORSHIPS
        AND AGE                              OVERSEEN BY TRUSTEE                                  HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;       Mrs. Alexander is a director or trustee of 17         None
57                           investment companies (consisting of 37 portfolios)
                             for which UBS Global AM or one of its affiliates
                             serves as investment advisor, sub-advisor or
                             manager.

Brian M. Storms*++;          Mr. Storms is a director or trustee of 21             None
49                           investment companies (consisting of 80
                             portfolios), and serves as chairman of the boards
                             of 17 of those investment companies (consisting of
                             37 portfolios), for which UBS Global AM or one of
                             its affiliates serves as investment advisor,
                             sub-advisor or manager.

INDEPENDENT TRUSTEES

                                                 TERM OF
                                               OFFICE+ AND
                               POSITION(S)      LENGTH OF
     NAME, ADDRESS,             HELD WITH         TIME                 PRINCIPAL OCCUPATION(S)
        AND AGE                   TRUST          SERVED                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68     Trustee           Since 1998    Mr. Armstrong is chairman and principal
c/o Willkie, Farr &                                          of R.Q.A. Enterprises (management
Gallagher LLP                                                consulting firm)(since April 1991 and
787 Seventh Avenue                                           principal occupation since March 1995).
New York, NY 10019-6099

David J. Beaubien; 69        Trustee           Since 2001    Mr. Beaubien is retired (since 2003). He
84 Doane Road                                                was chairman of Yankee Environmental
Ware, MA 01082                                               Systems, Inc., a manufacturer of
                                                             meteorological measuring systems (since
                                                             1991).

Richard R. Burt; 57          Trustee           Since 1998    Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania                                            (international information and security
Ave., N.W.                                                   firm) and IEP Advisors (international
Washington,                                                  investments and consulting firm).
D.C. 20004

Meyer Feldberg; 61           Trustee           Since 1998    Mr. Feldberg is Dean and Professor of
Columbia University                                          Management of the Graduate School of
101 Uris Hall                                                Business, Columbia University (since
New York,                                                    1989).
New York 10027

                                                   NUMBER OF
     NAME, ADDRESS,                       PORTFOLIOS IN FUND COMPLEX                            OTHER DIRECTORSHIPS
        AND AGE                              OVERSEEN BY TRUSTEE                                  HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68     Mr. Armstrong is a director or trustee of 17          None
c/o Willkie, Farr &          investment companies (consisting of 37 portfolios)
Gallagher LLP                for which UBS Global AM or one of its affiliates
787 Seventh Avenue           serves as investment advisor, sub-advisor or
New York, NY 10019-6099      manager.

David J. Beaubien; 69        Mr. Beaubien is a director or trustee of 17           Mr. Beaubien is also a director of IEC
84 Doane Road                investment companies (consisting of 37 portfolios)    Electronics, Inc., a manufacturer of
Ware, MA 01082               for which UBS Global AM or one of its affiliates      electronic assemblies.
                             serves as investment advisor, sub-advisor or
                             manager.

Richard R. Burt; 57          Mr. Burt is a director or trustee of 17 investment    Mr. Burt is also a director of Hollinger
1275 Pennsylvania            companies (consisting of 37 portfolios) for which     International, Inc. (publishing), HCL
Ave., N.W.                   UBS Global AM or one of its affiliates serves as      Technologies, Ltd. (software and information
Washington,                  investment advisor, sub-advisor or manager.           technologies), The Central European Fund,
D.C. 20004                                                                         Inc., The Germany Fund, Inc., IGT, Inc.
                                                                                   (provides technology to gaming and wagering
                                                                                   industry) and chairman of Weirton Steel Corp.
                                                                                   (makes and finishes steel products). He is
                                                                                   also a director or trustee of funds in the
                                                                                   Scudder Mutual Funds Family (consisting of 47
                                                                                   portfolios).

Meyer Feldberg; 61           Dean Feldberg is a director or trustee of 31          Dean Feldberg is also a director of Primedia
Columbia University          investment companies (consisting of 51                Inc. (publishing), Federated Department
101 Uris Hall                portfolios) for which UBS Global AM or one of         Stores, Inc. (operator of department stores),
New York,                    its affiliates serves as investment advisor,          Revlon, Inc. (cosmetics), Select Medical Inc.
New York 10027               sub-advisor or manager.                               (healthcare services) and SAPPI, Ltd.
                                                                                   (producer of paper).

                                                 TERM OF
                                               OFFICE+ AND
                               POSITION(S)      LENGTH OF
     NAME, ADDRESS,             HELD WITH         TIME                 PRINCIPAL OCCUPATION(S)
        AND AGE                   TRUST          SERVED                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Carl W. Schafer; 68          Trustee           Since 1998    Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                        Foundation (charitable foundation)
#1100                                                        (since 1990).
Princeton, NJ 08542

William D. White; 70         Trustee           Since 2001    Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972

                                                   NUMBER OF
     NAME, ADDRESS,                       PORTFOLIOS IN FUND COMPLEX                            OTHER DIRECTORSHIPS
        AND AGE                              OVERSEEN BY TRUSTEE                                  HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Carl W. Schafer; 68          Mr. Schafer is a director or trustee of 17            Mr. Schafer is also a director of Labor
66 Witherspoon Street        investment companies (consisting of 37                Ready, Inc. (temporary employment), Guardian
#1100                        portfolios) for which UBS Global AM or one of         Life Insurance Company Mutual Funds
Princeton, NJ 08542          its affiliates serves as investment advisor,          (consisting of 25 portfolios), the Harding,
                             sub-advisor or manager.                               Loevner Funds (consisting of three
                                                                                   portfolios), E.I.I. Realty Securities Trust
                                                                                   (investment company) and Frontier Oil
                                                                                   Corporation.

William D. White; 70         Mr. White is a director or trustee of 17              None
P.O. Box 199                 investment companies (consisting of 37 portfolios)
Upper Black Eddy, PA 18972   for which UBS Global AM or one of its affiliates
                             serves as investment advisor, sub-advisor or
                             manager.

OFFICERS

                                                 TERM OF                PRINCIPAL OCCUPATION(S)
                                               OFFICE+ AND                DURING PAST 5 YEARS;
                               POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH         TIME               FUND COMPLEX FOR WHICH PERSON
        AND AGE                   TRUST          SERVED                    SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------
Debbie Baggett*;             Vice President    Since 1999    Ms. Baggett is a director and portfolio
45                                                           manager of UBS Global AM. Ms. Baggett is a
                                                             vice president of four investment companies
                                                             (consisting of nine portfolios) for which UBS
                                                             Global AM or one of its affiliates serves as
                                                             investment advisor, sub-advisor or manager.

W. Douglas Beck*;            Vice President    Since 2003    Mr. Beck is an executive director and head of
36                                                           mutual fund product management of UBS Global
                                                             AM (since 2002). From March 1998 to November
                                                             2002, he held various positions at Merrill
                                                             Lynch, the most recent being first vice
                                                             president and co-manager of the managed
                                                             solutions group. Mr. Beck is vice president
                                                             of 20 investment companies (consisting of 78
                                                             portfolios) for which UBS Global AM or one of
                                                             its affiliates serves as investment advisor,
                                                             sub-advisor or manager.

Thomas Disbrow*;             Vice President    Since 2000    Mr. Disbrow is a director and a senior
38                           and Assistant                   manager of the mutual fund finance department
                             Treasurer                       of UBS Global AM. Prior to November 1999, he
                                                             was a vice president of Zweig/Glaser
                                                             Advisers. Mr. Disbrow is a vice president and
                                                             assistant treasurer of 17 investment
                                                             companies (consisting of 37 portfolios) for
                                                             which UBS Global AM or one of its affiliates
                                                             serves as investment advisor, sub-advisor or
                                                             manager.

                                                 TERM OF                PRINCIPAL OCCUPATION(S)
                                               OFFICE+ AND                DURING PAST 5 YEARS;
                               POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH         TIME               FUND COMPLEX FOR WHICH PERSON
        AND AGE                   TRUST          SERVED                    SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------
Amy R. Doberman*;            Vice President    Since 2000    Ms. Doberman is a managing director and
41                           and Secretary                   general counsel of UBS Global AM. From
                                                             December 1997 through July 2000, she was
                                                             general counsel of Aeltus Investment
                                                             Management, Inc. Ms. Doberman is vice
                                                             president and assistant secretary of five
                                                             investment companies (consisting of 44
                                                             portfolios) and vice president and secretary
                                                             of 17 investment companies (consisting of 37
                                                             portfolios) for which UBS Global AM or one of
                                                             its affiliates serves as investment advisor,
                                                             sub-advisor or manager.

Kris L. Dorr*; 39            Vice President    Since 1998    Ms. Dorr is a director and portfolio manager
                                                             in the short-term strategies group of
                                                             UBS Global AM. Ms. Dorr is vice president of
                                                             one investment company (consisting of five
                                                             portfolios) for which UBS Global AM or one of
                                                             its affiliates serves as investment advisor,
                                                             sub-advisor or manager.

Elbridge T. Gerry III*;      Vice President    Since 1999    Mr. Gerry is a managing director--fixed
46                                                           income of UBS Global AM. Mr. Gerry is a vice
                                                             president of six investment companies
                                                             (consisting of 11 portfolios) for which UBS
                                                             Global AM or one of its affiliates serves as
                                                             investment advisor, sub-advisor or manager.

                                                 TERM OF                PRINCIPAL OCCUPATION(S)
                                               OFFICE+ AND                DURING PAST 5 YEARS;
                               POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH         TIME               FUND COMPLEX FOR WHICH PERSON
        AND AGE                   TRUST          SERVED                    SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------
David M. Goldenberg*;        Vice President    Since 2002    Mr. Goldenberg is an executive director and
37                           and Assistant                   deputy general counsel of UBS Global AM. From
                             Secretary                       2000 to 2002 he was director, legal affairs
                                                             at Lazard Asset Management. Mr. Goldenberg
                                                             served in various capacities, including most
                                                             recently as global director of compliance for
                                                             SSB Citi Asset Management Group from 1996 to
                                                             2000. Mr. Goldenberg is a vice president and
                                                             secretary of five investment companies
                                                             (consisting of 44 portfolios) and a vice
                                                             president and assistant secretary of 17
                                                             investment companies (consisting of 37
                                                             portfolios) for which UBS Global AM or one of
                                                             its affiliates serves as investment advisor,
                                                             sub-advisor or manager.

Kevin J. Mahoney*;           Vice President    Since 1999    Mr. Mahoney is a director and a senior
38                           and Assistant                   manager of the mutual fund finance department
                             Treasurer                       of UBS Global AM. Prior to April 1999, he was
                                                             the manager of the mutual fund internal
                                                             control group of Salomon Smith Barney. Mr.
                                                             Mahoney is a vice president and assistant
                                                             treasurer of 17 investment companies
                                                             (consisting of 37 portfolios) for which UBS
                                                             Global AM or one of its affiliates serves as
                                                             investment advisor, sub-advisor or manager.

                                                 TERM OF                PRINCIPAL OCCUPATION(S)
                                               OFFICE+ AND                DURING PAST 5 YEARS;
                               POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH         TIME               FUND COMPLEX FOR WHICH PERSON
        AND AGE                   TRUST          SERVED                    SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------
Michael H.                   Vice President    Since 1998    Mr. Markowitz is a managing director,
Markowitz**; 39                                              portfolio manager and head of U.S. short
                                                             duration fixed income of UBS Global AM. He is
                                                             also a managing director and portfolio
                                                             manager of UBS Global Asset Management
                                                             (Americas) Inc., an affiliate of UBS Global
                                                             AM. Mr. Markowitz is a vice president of five
                                                             investment companies (consisting of 25
                                                             portfolios) for which UBS Global AM or one of
                                                             its affiliates serves as investment advisor,
                                                             sub-advisor or manager.

Robert Sabatino**;           Vice President    Since 2001    Mr. Sabatino is a director and portfolio
30                                                           manager of UBS Global AM in the short
                                                             duration fixed income group (since October
                                                             2001). From 1995 to 2001 he was a portfolio
                                                             manager at Merrill Lynch Investment Managers
                                                             responsible for the management of several
                                                             retail and institutional money market funds.
                                                             Mr. Sabatino is a vice president of one
                                                             investment company (consisting of five
                                                             portfolios) for which UBS Global AM or one of
                                                             its affiliates serves as investment advisor,
                                                             sub-advisor or manager.

Paul H. Schubert*;           Vice President    Since 1998    Mr. Schubert is an executive director and
41                           and Treasurer                   head of the mutual fund finance department of
                                                             UBS Global AM. Mr. Schubert is treasurer and
                                                             principal accounting officer of three
                                                             investment companies (consisting of 41
                                                             portfolios), a vice president and treasurer
                                                             of 18 investment companies (consisting of 38
                                                             portfolios), and treasurer and chief
                                                             financial officer of one investment company
                                                             (consisting of two portfolios) for which UBS
                                                             Global AM or one of its affiliates serves as
                                                             investment advisor, sub-advisor or manager.

                                                 TERM OF                PRINCIPAL OCCUPATION(S)
                                               OFFICE+ AND                DURING PAST 5 YEARS;
                               POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH         TIME               FUND COMPLEX FOR WHICH PERSON
        AND AGE                   TRUST          SERVED                    SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------
Joseph A. Varnas*;           President         Since 2003    Mr. Varnas is a managing director (since
36                                                           March 2003), chief technology officer (since
                                                             March 2001) and head of product, technology
                                                             and operations of UBS Global AM (since
                                                             November 2002). From 2000 to 2001, he was
                                                             manager of product development in Investment
                                                             Consulting Services at UBS Financial Services
                                                             Inc. Mr. Varnas was a senior analyst in the
                                                             Global Securities Research and Economics
                                                             Group at Merrill Lynch from 1995 to 1999. Mr.
                                                             Varnas is president of 21 investment
                                                             companies (consisting of 79 portfolios) for
                                                             which UBS Global AM or one of its affiliates
                                                             serves as investment advisor, sub-advisor or
                                                             manager.

Keith A. Weller*;            Vice President    Since 1998    Mr. Weller is a director and senior associate
42                           and Assistant                   general counsel of UBS Global AM. Mr. Weller
                             Secretary                       is a vice president and assistant secretary
                                                             of 17 investment companies (consisting of 37
                                                             portfolios) for which UBS Global AM or one of
                                                             its affiliates serves as investment advisor,
                                                             sub-advisor or manager.

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois
   60606.
 + Each Trustee holds office for an indefinite term. Each Trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Trustees and serve at the pleasure of the Board.
++ Mrs. Alexander and Mr. Storms are "interested persons" of the Trust as defined in the Investment Company Act by virtue of their current or former positions with UBS Global AM and/or any of its affiliates.

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

                  (This page has been left blank intentionally)

TRUSTEES

Brian M. Storms
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
Carl W. Schafer
William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Debbie Baggett
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

Michael H. Markowitz
VICE PRESIDENT

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2004 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                           Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700

 UBS GLOBAL ASSET MANAGEMENT (US) INC.
 51 West 52nd Street
 New York, NY 10019-6114

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR : Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant, UBS Money Series, operates as a series mutual fund with six funds: LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "LIR Premier Funds"), UBS Select Money Market Fund, UBS Select Treasury Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. This annual report is being filed with respect to the most recent fiscal year end of the LIR Premier Funds; however, since the instructions to Form N-CSR request information with respect to the "registrant," information is being provided for both the registrant as well as its two LIR Premier Funds:

         (a)  AUDIT FEES:
              For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate audit fees billed by Ernst & Young LLP (E&Y) for professional services rendered to UBS Money Series and the LIR Premier Funds are shown in the table below:

                                                            2003        2002
                                                            ----        ----
              UBS Money Series                           $ 208,700   $ 181,400
              LIR Premier Money Market Fund                 60,850      72,750
              LIR Premier Tax-Free Money Market Fund        32,550      26,950

              Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years (e.g., review of portions of 2002 Form N-SAR filing) and registration statement consents.

         (b)  AUDIT-RELATED FEES:
              In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate audit-related fees billed by E&Y for services rendered to UBS Money Series and the LIR Premier Funds that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, are shown in the table below:

                                                           2003*       2002*
                                                           -----       -----
              UBS Money Series                           $  16,088   $  21,775
              LIR Premier Money Market Fund                  2,617       4,475
              LIR Premier Tax-Free Money Market Fund         2,618       4,475

              * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Fees included in the audit-related category are those associated with (1) the reading and providing of comments on the 2003 semiannual financial statements, (2) review of portions of the registrant's semiannual 2002 Form N-SAR filing, (3) review of the consolidated profitability of UBS Global Asset Management (US) Inc. to assist the trustees in their annual advisory/administration contract and service/distribution plan reviews for 2003 and 2002 and (4) compliance review in 2002.

              There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (c)  TAX FEES:
              In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate tax fees billed by E&Y for professional services rendered to UBS Money Series and the LIR Premier Funds is shown in the table below:

                                                           2003*       2002*
                                                           -----       -----
              UBS Money Series                           $  53,300   $  40,340
              LIR Premier Money Market Fund                 12,000      13,865
              LIR Premier Tax-Free Money Market Fund         9,300       6,100

              * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance and tax return preparation.

              There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (d)  ALL OTHER FEES:
              In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to UBS Money Series and the LIR Premier Funds is shown in the table below:

                                                            2003       2002
                                                            ----       ----
              UBS Money Series                              $ 0         $ 0
              LIR Premier Money Market Fund                   0           0
              LIR Premier Tax-Free Money Market Fund          0           0

              Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the Funds.

              There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (e)(1)    AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:
                   The registrant's Audit and Contract Review Committee ("audit committee") has adopted an "Audit and Contract Review Committee Charter (Amended and Restated as of May 8, 2003)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                        The [audit] Committee shall:

                        2. Pre-approve (a) all audit and permissible non-audit services(2) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [Asset Management (US) Inc. ("UBS Global")] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global or the Fund's officers).

----------
                                  (2) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may NOT include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation;
                                  (iii) appraisal or valuation services,
                                  fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and
                                  (ix) any other service the Public Company
                                  Accounting Oversight Board determines, by regulation, is impermissible.

                                  Pre-approval by the Committee of any
                                  permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global and any service providers controlling, controlled by or under common control with UBS Global that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                   AUDIT-RELATED FEES:
                   There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   TAX FEES:
                   There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   ALL OTHER FEES:
                   There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                   There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

         (f) According to E&Y for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y is as follows:

                                                            2003
                                                            ----
              UBS Money Series                                0%
              LIR Premier Money Market Fund                   0
              LIR Premier Tax-Free Money Market Fund          0

         (g) For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by E&Y of $3,420,864 and $3,446,602 for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                           2003          2002
                                                           ----          ----
              Covered Services                         $    69,388   $    62,115
              Non-Covered Services                       3,351,476     3,384,487

         (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

    (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    March 10, 2004
         --------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    March 10, 2004
         --------------

By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

Date:    March 10, 2004
         --------------